RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 13                              RELATED PARTY TRANSACTIONS

In August 2009, the Board of Directors approved and the Company executed a management agreement with The PAN Network (“PAN”), a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer.  The agreement is in consideration of $18,000 per month, and calls for PAN to provide (a) office and board room space, including reception, utilities, landline phone/fax, computers, copiers, projectors, and miscellaneous services; (b) financial services, including accounting, corporate filing and bookkeeping; (c) project and administrative services; (d) resource targeting, acquisition, development and management services; (e) marketing services, communications, marketing materials management, and writing services; (f) strategic planning, milestone management and critical path analysis; and (g) online services, including web site hosting, web site design, web site maintenance, and email services.   The agreement includes Mr. Leopold’s salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.  The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.  During the six month period ended June 30, 2013, $5,000 of the amount due was paid in cash, and $49,000 accrued to deferred compensation.

NOTE 15           RELATED PARTY TRANSACTIONS

In August 2009, the Board of Directors approved and the Company executed a management agreement with The PAN Network (“PAN”), a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer.  The agreement is in consideration of $18,000 per month, and calls for PAN to provide (a) office and board room space, including reception, utilities, landline phone/fax, computers, copiers, projectors, and miscellaneous services; (b) financial services, including accounting, corporate filing and bookkeeping; (c) project and administrative services; (d) resource targeting, acquisition, development and management services; (e) marketing services, communications, marketing materials management, and writing services; (f) strategic planning, milestone management and critical path analysis; and (g) online services, including web site hosting, web site design, web site maintenance, and email services.   The agreement includes Mr. Leopold’s salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.  The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.

In 2008, the Company was to receive $100,000 in joint-venture payments from Hidalgo Mining International Inc. (OTC: HMIT) pursuant to joint-venture agreements on the Company's Silver Leaf and Gold Hill Project properties.  The Company elected to accept payment in shares of HMIT stock and received a total of 9,875,214 shares.  In October 2009, the joint-ventures with Hidalgo were terminated, and by agreement the Company retained its shares of HMIT.  As of December 31, 2009, the Company has taken an impairment charge and written down the value of the shares to $3,950.  The loss was realized and classified as Other Expenses due to the Company’s determination that the devaluation of the shares was “other than temporary”.  Hidalgo has since ceased operations as a mining company, and has become Verde Media Group Inc. as the result of a reverse merger in December 2009.  As there was no reason to continue holding the HMIT shares, on June 14, 2010, the HMIT shares were transferred to CEO Perry Leopold and applied towards deferred compensation reduction.  The shares were valued at $13,825 as their fair market value on the day of transfer.  The deferred compensation relieved was $12,838.  The excess value of shares transferred over deferred compensation relieved was expensed for $987 due to it being considered as additional compensation to the CEO.  A gain of $9,875 was realized on the transaction due to the change in value of the stock from December 31, 2009 to the transfer date.